Accounts Receivable, net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Accounts receivable, net

3.Accounts Receivable, net

Accounts receivable, net, consisted of the following:

	As of December 31,
	2019	2020	2021
	US$	US$	US$
Accounts receivable	29,028,826	29,289,301	22,651,618
Allowance for doubtful accounts:
Balance at beginning of the year	(1,286,120)	(1,774,192)	(1,161,955)
Additions charged to bad debt expense	(4,104,458)	(359,252)	(34,005)
Write-off	3,616,076	964,474	28,367
Foreign exchange effect	310	7,015	(923)
Balance at end of the year	(1,774,192)	(1,161,955)	(1,168,516)
Accounts receivable, net	27,254,634	28,127,346	21,483,102